Schedule of Trade and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Trade And Other Payables
Trade payables	$ 7,073	$ 6,037
Accruals	1,732	1,197
Employee payables	655	1,186
Total	$ 9,460	$ 8,420